Financial Instruments - Summary of Impact on the Groups Operations (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
EUR
Disclosure in tabular form of foreign exchange rate [line items]
Closing rate	1.105	1.061
Average rate	1.091	1.052
Change	4.10%
GBP
Disclosure in tabular form of foreign exchange rate [line items]
Closing rate	1.275	1.204
Average rate	1.266	1.233
Change	5.90%
ISK
Disclosure in tabular form of foreign exchange rate [line items]
Closing rate	0.007	0.007
Average rate	0.007	0.007
Change	5.10%
CHF
Disclosure in tabular form of foreign exchange rate [line items]
Closing rate	1.188	1.071
Average rate	1.156	1.047
Change	10.90%
INR
Disclosure in tabular form of foreign exchange rate [line items]
Closing rate	0.012	0.012
Average rate	0.012	0.013
Change	0.10%